UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

PFS FUNDS

(Exact name of registrant as specified in charter)

1939 Friendship Drive Suite C El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

CT Corporation System

155 Federal St., Suite 700,

Boston, MA 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Christopher Weil & Company Core Investment Fund

	Schedule of Investments
	February 28, 2014 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Business Services, NEC
1,000	priceline.com Incorporated *	$ 1,348,840

Services - Computer Programming, Data Processing, Etc.
17,100	Facebook, Inc. Class A *	1,170,666
1,100	Google Inc. Class A *	1,337,215
		2,507,881

Total for Communications		3,856,721	9.96%

CONSUMER DISCRETIONARY

Apparel & Other Finished Products Of Fabrics & Similar Material
10,100	Under Armour, Inc. Class A *	1,142,815

Cable & Other Pay Television Services
14,000	The Walt Disney Co.	1,131,340

Leather & Leather Products
13,500	Michael Kors Holdings Limited * (Hong Kong)	1,323,405

Men's & Boys' Furnishings, Work Clothing, & Allied Garments
17,200	V.F. Corporation	1,007,748

Motor Vehicle Parts & Accessories
19,000	BorgWarner Inc.	1,167,550

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
12,288	Ecolab Inc.	1,324,032

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies
31,462	LKQ Corporation *	877,475

Total for Consumer Discretionary		7,974,365	20.60%

CONSUMER STAPLES

Food And Kindred Products
14,000	The Hain Celestial Group, Inc. *	1,250,200

Total for Consumer Staples		1,250,200	3.23%

ENERGY

Crude Petroleum & Natural Gas
17,902	Noble Energy, Inc.	1,230,942

Total for Energy		1,230,942	3.18%

FINANCIALS

Investment Advice
5,500	Affiliated Managers Group, Inc. *	1,034,275

Security Brokers, Dealers & Flotation Companies
16,000	Waddell & Reed Financial, Inc.	1,115,200

Services - Business Services, NEC
9,595	FleetCor Technologies, Inc. *	1,246,678
16,000	Mastercard, Inc.	1,243,520
		2,490,198

Total for Financials		4,639,673	11.99%

HEALTH CARE

Biological Products, (No Diagnostic Substances)
4,400	Biogen Idec Inc. *	1,498,992

Laboratory Analytical Instruments
6,500	Illumina, Inc. *	1,114,685

Pharmaceutical Preparations
7,300	Celgene Corporation *	1,173,475
6,500	Jazz Pharmaceuticals plc * (Ireland)	987,643
12,000	Salix Pharmaceuticals, Ltd. *	1,295,040
		3,456,158

Total for Health Care		6,069,835	15.68%

INDUSTRIALS

Air Transportation, Scheduled
26,000	Spirit Airlines, Inc. *	1,468,480

Construction - Special Trade Contractors
13,600	Chicago Bridge & Iron Company N.V. (Netherlands)	1,144,984

General Building Contractors - Residential Buildings
26,100	Fortune Brands Home & Security, Inc.	1,219,914

Public Building & Related Furniture
14,000	B/E Aerospace, Inc. *	1,179,500

Motors & Generators
21,200	Generac Holdings Inc.	1,207,764

Total for Industrials		6,220,642	16.07%

INFORMATION TECHNOLOGY

Computer Peripheral Equipment, NEC
8,700	Stratasys LTD *	1,106,031

Electronic Computers
2,608	Apple Inc.	1,372,434

Services - Business Services, NEC
19,500	eBay Inc. *	1,146,015
24,900	MAXIMUS, Inc.	1,189,971
		2,335,986

Services - Computer Programming Services
28,800	EPAM Systems, Inc. *	1,207,584

Total for Information Technology		6,022,035	15.57%

Total for Common Stocks (Cost $29,079,770)		$ 37,264,413	96.28%

MONEY MARKET FUNDS
1,556,676	Invesco Short Term Investments Treasury Class I 0.02%***	1,556,676	4.02%
	(Cost $1,556,676)

Total Investment Securities		38,821,089	100.30%
	(Cost $30,636,446)

Liabilities In Excess of Other Assets		(116,131)	-0.30%

Net Assets		$ 38,704,958	100.00%

* Non-Income Producing Securities.
*** Variable Rate Security; The Coupon Rate shown represents the rate at February 28, 2014.

See accompanying notes to Schedule of Investment

Christopher Weil & Company Global Dividend Fund

	Schedule of Investments
	February 28, 2014 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

CONSUMER DISCRETIONARY

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
21,730	Hasbro, Inc.	$ 1,198,627

Retail - Miscellaneous Shopping Goods Stores
63,700	Staples, Inc.	865,683

Total for Consumer Discretionary		2,064,310	6.10%

CONSUMER STAPLES

Beverages
10,320	PepsiCo, Inc.	826,322

Cigarettes
17,095	Altria Group, Inc.	619,865

Converted Paper & Paperboard Products (No Containers/Boxes)
7,256	Kimberly-Clark Corporation	800,700

Food And Kindred Products
5,403	Kraft Foods Inc.	298,624
27,782	Unilever plc **	1,139,895
		1,438,519

Malt Beverages
14,350	Molson Coors Brewing Company Class B	815,511

Total for Consumer Staples		4,500,917	13.29%

ENERGY

Crude Petroleum & Natural Gas
21,421	TOTAL S.A. **	1,390,223

Petroleum Refining
3,562	Chevron Corporation	410,805

Total for Energy		1,801,028	5.32%

FINANCIALS

Commercial Banks, NEC
81,000	Banco Santander (Brasil) S.A. **	733,050

Savings Institution, Federally Chartered
20,792	HSBC Holdings plc **	1,097,610

Services - Business Services, NEC
48,100	The Western Union Company	804,713

Total for Financials		2,635,373	7.78%

HEALTH CARE

Pharmaceutical Preparations
15,055	AstraZeneca plc **	1,020,127
16,392	GlaxoSmithKline plc **	916,968
16,243	Merck & Co., Inc.	925,689
28,533	Pfizer Inc.	916,195
16,309	Sanofi S.A. **	845,459
		4,624,438

Total for Health Care		4,624,438	13.66%

INDUSTRIALS

Electronic & Other Electrical Equipment (No Computer Equip)
43,867	General Electric Company	1,117,292
31,280	Koninklijke Philips Electronics N.V. **	1,090,108
		2,207,400

Total for Industrials		2,207,400	6.52%

INFORMATION TECHNOLOGY

Semiconductors & Related Devices
47,871	Intel Corporation	1,185,286

Total for Information Technology		1,185,286	3.50%

MATERIALS

Cement, Hydraulic
39,304	CRH plc **	1,157,896

Chemicals - Diversified
8,693	BASF Aktiengesellschaft **	993,262
12,266	E.I. du Pont de Nemours and Company	817,161
		1,810,423

Converted Paper & Paperboard Products (No Containers/Boxes)
23,831	Avery Dennison Corporation	1,187,260

Metal Mining
15,930	Rio Tinto plc **	912,789
49,000	Vale S.A. **	694,330
		1,607,119

Total for Materials		5,762,698	17.02%

TELECOMMUNICATION SERVICES

Radiotelephone Communications
16,226	Vodafone Group plc **	674,522

Telephone Communications (No Radiotelephone)
12,932	AT&T Inc.	412,919
15,189	BCE Inc. (Canada)	662,240
381,000	Oi S.A. **	579,120
78,488	Orange S.A. **	975,606
67,037	Telefonica S.A. **	1,020,303
18,001	Verizon Communications Inc.	856,474
		4,506,662

Total for Telecommunication Services		5,181,184	15.29%

UTILITIES

Electric Services
26,539	PPL Corporation	856,944

Total for Utilities		856,944	2.53%

Total for Common Stocks (Cost $24,768,851)		$ 30,819,578	91.01%

MONEY MARKET FUNDS
2,753,501	Invesco Short Term Investments Treasury Class I 0.02%***	2,753,501	8.13%
	(Cost $2,753,501)

Total Investment Securities		33,573,079	99.14%
	(Cost $27,522,352)

Other Assets In Excess of Liabilities		291,576	0.86%

Net Assets		$ 33,864,655	100.00%

** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at February 28, 2014.

See accompanying notes to Schedule of Investment

NOTES TO FINANCIAL STATEMENTS

CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND AND

CHRISTOPHER WEIL & COMPANY GLOBAL DIVIDEND FUND

February 28, 2014

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at February 28, 2014 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Christopher Weil & Company	Christopher Weil & Company
	Core Investment Fund	Global Dividend Fund
Cost of Investments	$30,636,446	$27,522,352
Gross Unrealized Appreciation	$8,375,834	$6,708,333
Gross Unrealized Depreciation	($191,191)	($657,605)
Net Unrealized Appreciation
(Depreciation) on Investments	$8,184,643	$6,050,727

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded a  their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Funds’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTIONS: The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of the underlying security to a greater extent than if the transaction were effected directly. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or a loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2012), or expected to be taken in the Fund’s 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended February 28, 2014, the Funds did not incur any interest and penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

EXPENSES: Expenses incurred by the PFS Funds (the “Trust”) that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER: The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds.  Money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Options. Option positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these option positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, an option position, is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the option position. When a bid price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 or level 3 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of February 28, 2014:

Christopher Weil & Company Core Investment Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$37,264,413	$0	$0	$37,264,413
Money Market Funds	1,556,676	0	0	1,556,676
Total	$38,821,089	$0	$0	$38,821,089

Christopher Weil & Company Global Dividend Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,819,578	$0	$0	$30,819,578
Money Market Funds	2,753,501	0	0	2,753,501
Total	$33,573,079	$0	$0	$33,573,079

Refer to each Fund’s Schedule of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended February 28, 2014. There were no transfers into or out of the levels during the three month period ended February 28, 2014. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. DERIVATIVES

Core Investment Fund invested in derivatives during the three month period ended February 28, 2014. Global Dividend Fund did not invest in derivatives during the three month period ended February 28, 2014. The following information summarizes Core Investment Fund’s (defined as the “Fund” for Note 4) use of derivatives:

Transactions in purchased put options during the three month period ended February 28, 2014 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at November 30, 2013	0	$0
Options purchased	1,800	119,800
Options expired	0	0
Options exercised	0	0
Options Terminated in closing purchase transactions	(1,800)	(119,800)
Options outstanding at February 28, 2014	0	$0

The locations on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, are as follows:

Asset
Derivatives
Options Purchased
Included In Investments in	$0
Securities at Fair Value

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended February 28, 2014 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
Equity Contracts	Location	Gain (Loss)	Location	Gain (Loss)
Put Options	Net Realized		Change In Unrealized
Purchased	Gain (Loss) on Option	$212,194	Appreciation (Depreciation)	$0
	Purchased		on Options Purchased

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS FUNDS

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:             4/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:             4/25/14

By: /s/Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:             4/25/14